Commitments and Contingent Liabilities - Summary of Contract or Notional Amount of Outstanding Loan and Lease Commitments (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Liabilities [Line Items]
Fixed Rate	$ 47,477	$ 38,791	$ 32,726
Variable Rate	428,770	337,063	170,795
Commitments to Extend Credit
Commitments And Contingencies Liabilities [Line Items]
Fixed Rate	46,427	37,731	31,579
Variable Rate	425,115	332,928	169,298
Standby Letters of Credit
Commitments And Contingencies Liabilities [Line Items]
Fixed Rate	1,050	1,060	1,147
Variable Rate	$ 3,655	$ 4,135	$ 1,497